SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Stock Option Granted Assumptions) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	53.00%	53.00%	51.00%
Volatility, maximum	62.00%	69.00%	73.00%
Risk free interest, minimum	1.80%	0.80%	0.20%
Risk free interest, maximum	2.90%	2.20%	2.10%
Early exercise multiple, minimum	2.00	2.10	2.20
Early exercise multiple, maximum	2.30	2.20	3.40